RELATED PARTY TRANSACTIONS (Tables)	6 Months Ended
Jun. 30, 2026
Related party transactions [abstract]
Schedule of Related Party Agreements and Transactions
The following table reflects the related party agreements and transactions for the three and six months ended June 30 in the consolidated statements of income (loss):

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2026	2025	2026	2025
Revenues
Power purchase and revenue agreements	$(4)	$(2)	$1	$24
Development services	—	3	—	14
	$(4)	$1	$1	$38
Other income
Distribution income	$—	$17	$—	$29
Interest and other investment income	38	—	47	5
	$38	$17	$47	$34

Direct operating costs
Other related party services	$(7)	$—	$(16)	$(7)

Interest expense
Borrowings	$(37)	$(32)	$(88)	$(112)
Contract balance accretion	(11)	(9)	(21)	(19)
	$(48)	$(41)	$(109)	$(131)
Other
Other related party services expense	$—	$(1)	$—	$(2)
Financial instrument (loss) gain	(1)	6	(8)	6
	$(1)	$5	$(8)	$4

Management service costs	$(77)	$(56)	$(150)	$(105)

Current income tax
Investment tax credits	$—	$—	$—	$19

Schedule of Related Party Agreements and Transactions on the Consolidated Statements of Financial Position
The following table reflects the impact of the related party agreements and transactions on the consolidated statements of financial position:

(MILLIONS)	Related party	June 30, 2026	December 31, 2025
Current assets
Trade receivables and other current assets
Contract asset	Brookfield	$75	$74
Due from related parties
Amounts due from	Brookfield(1)	$419	$511
	Equity-accounted investments and other	384	433
		$803	$944

Non-current assets
Financial instrument assets	Equity-accounted investments and other	81	71
Other long-term assets
Contract asset	Brookfield	$171	$209
Due from related parties	Equity-accounted investments and other	55	12
Current liabilities
Contract liability	Brookfield	$67	$63
Financial instrument liabilities	Brookfield Wealth Solutions	7	—

Due to related parties
Amounts due to	Brookfield(2)	$1,424	$4,427
	Equity-accounted investments and other	520	2,476
	Brookfield Wealth Solutions	123	123
Accrued distributions payable on LP units, BEPC exchangeable shares, class A.2 exchangeable shares, Redeemable/Exchangeable partnership units and GP interest	Brookfield	48	45
		$2,115	$7,071
Liabilities held for sale	Equity-accounted investments and other	$—	$9
Non-current liabilities
Financial instrument liabilities	Brookfield Wealth Solutions	52	49
Due to related parties
Amounts due to	Brookfield	$17	$21
	Brookfield Wealth Solutions	620	627
	Equity-accounted investments and other	1,764	45
		$2,401	$693
Corporate borrowings	Brookfield Wealth Solutions	$7	$7

Non-recourse borrowings	Brookfield Wealth Solutions	$268	$58

Other long-term liabilities
Contract liability	Brookfield	$672	$679
Equity
Preferred limited partners equity	Brookfield Wealth Solutions	$11	$11
(1)Includes receivables of $242 million (2025: $378 million) associated with the Brookfield Global Transition Fund credit facility.
(2)Includes payables of $18 million (2025: $397 million), $77 million (2025: $511 million), and $432 million (2025: $2,454 million) associated with the Brookfield Infrastructure Fund IV, Brookfield Global Transition Fund I, and Brookfield Global Transition Fund II credit facilities, respectively.